Earnings per Unit and Cash Distributions - Calculation of Basic and Diluted Earnings per Unit (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Schedule Of Earnings Per Unit [Line Items]
Post IPO net income attributable to the members of VTTI Energy Partners LP	$ 9,500
Less: Distributable paid	(17,300)
Under (over) distributed earnings	(7,800)
Under (over) distributed earnings attributable to:
Common unitholders	(3,800)
Subordinated unitholders	(3,800)
General partner	$ (200)
Weighted average units outstanding (basic and diluted)
Common unitholders	20,125
Subordinated unitholders	20,125
General partner	821
Earnings per unit:
Common unitholders	$ 0.2313	[1]
subordinated unitholders	$ 0.2313	[1]
General partner	$ 0.2313	[1]
Cash Distributions Declared and Paid In The Period Per Unit [Member]
Earnings per unit:
Common unitholders	$ 0.1598
subordinated unitholders	$ 0.1598
General partner	$ 0.1598
Subsequent Event: Cash Distributions Declared and Paid Per Unit Relating To The Period [Member]
Earnings per unit:
Common unitholders	$ 0.2625
subordinated unitholders	$ 0.2625
General partner	$ 0.2625

[1]	Earnings per unit information is given for the period from the date of the closing of the IPO (August 6, 2014). Earnings per unit has not been presented for any period prior to the IPO as the information is not comparable due to the change in VTTI Partners' structure and the basis of preparation as described in note 2.